STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1%
Advertising - 1.6%
Clear Channel Outdoor Holdings Inc., Gtd. Notes		7.75	4/15/2028	330,000	[b]	241,330
Clear Channel Outdoor Holdings Inc., Sr. Scd. Notes		5.13	8/15/2027	1,280,000	[b]	1,111,872
Outfront Media Capital LLC, Gtd. Notes		5.00	8/15/2027	975,000	[b]	879,252
Summer BC Holdco B SARL, Sr. Scd. Bonds	EUR	5.75	10/31/2026	720,000	[b]	659,932
					2,892,386
Aerospace & Defense - 2.3%
Bombardier Inc., Sr. Unscd. Notes		7.50	3/15/2025	184,000	[b]	182,597
Spirit AeroSystems Inc., Scd. Notes		7.50	4/15/2025	1,000,000	[b]	990,310
Spirit AeroSystems Inc., Sr. Scd. Notes		9.38	11/30/2029	395,000	[b]	416,310
TransDigm Inc., Gtd. Notes		4.88	5/1/2029	1,003,000		876,146
TransDigm Inc., Gtd. Notes		5.50	11/15/2027	810,000		762,275
TransDigm Inc., Sr. Scd. Notes		6.25	3/15/2026	911,000	[b]	900,423
					4,128,061
Airlines - 2.3%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	830,000	[b]	736,569
American Airlines Inc., Sr. Scd. Notes		5.50	4/20/2026	380,000	[b]	366,093
American Airlines Inc., Sr. Scd. Notes		5.75	4/20/2029	1,580,000	[b]	1,446,902
American Airlines Inc., Sr. Scd. Notes		11.75	7/15/2025	836,000	[b]	898,557
Delta Air Lines Inc., Sr. Scd. Notes		4.75	10/20/2028	790,000	[b]	743,793
					4,191,914
Automobiles & Components - 4.6%
Clarios Global LP, Gtd. Notes		8.50	5/15/2027	890,000	[b]	870,915
Clarios Global LP, Sr. Scd. Notes		6.25	5/15/2026	630,000	[b]	616,746
Dealer Tire LLC, Sr. Unscd. Notes		8.00	2/1/2028	1,809,000	[b]	1,594,549
Ford Motor Co., Sr. Unscd. Notes		5.29	12/8/2046	243,000		185,739
Ford Motor Credit Co., Sr. Unscd. Notes		4.00	11/13/2030	1,620,000		1,332,944
Ford Motor Credit Co., Sr. Unscd. Notes		5.11	5/3/2029	1,190,000		1,080,282
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	1,450,000	[b,c]	1,275,311
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.88	5/15/2027	960,000	[b,c]	872,100
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	675,000	[b]	443,670
					8,272,256

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1% (continued)
Banks - 1.0%
Bank of America Corp., Jr. Sub. Notes, Ser. JJ		5.13	6/20/2024	570,000	[d]	527,931
Citigroup Inc., Jr. Sub. Notes, Ser. U		5.00	9/12/2024	855,000	[d]	763,098
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH		4.60	2/1/2025	620,000	[d]	547,925
					1,838,954
Beverage Products - .5%
Primo Water Holdings Inc., Gtd. Notes		4.38	4/30/2029	1,070,000	[b]	925,306
Building Materials - 1.8%
Eco Material Technologies Inc., Sr. Scd. Notes		7.88	1/31/2027	1,531,000	[b]	1,464,490
Griffon Corp., Gtd. Notes		5.75	3/1/2028	1,050,000		962,378
Standard Industries Inc., Sr. Unscd. Notes		4.75	1/15/2028	890,000	[b]	802,202
					3,229,070
Chemicals - 3.7%
Axalta Coating Systems LLC, Gtd. Notes		3.38	2/15/2029	390,000	[b]	322,292
Consolidated Energy Finance SA, Gtd. Notes		5.63	10/15/2028	1,502,000	[b]	1,278,167
Iris Holdings Inc., Sr. Unscd. Notes		8.75	2/15/2026	996,000	[b,c]	856,560
Italmatch Chemicals SPA, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	6.93	9/30/2024	1,430,000	[b,e]	1,470,801
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	3.88	10/1/2028	1,129,000	[b]	984,871
Olympus Water US Holding Corp., Sr. Scd. Notes		4.25	10/1/2028	259,000	[b]	210,607
Olympus Water US Holding Corp., Sr. Unscd. Notes		6.25	10/1/2029	791,000	[b]	601,560
Trinseo Materials Finance Inc., Gtd. Bonds		5.13	4/1/2029	280,000	[b]	181,726
Trinseo Materials Finance Inc., Gtd. Notes		5.38	9/1/2025	960,000	[b]	791,117
					6,697,701
Collateralized Loan Obligations Debt - 5.1%
Battalion X Ltd. CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		10.93	1/25/2035	1,000,000	[b,e]	819,622
Chenango Park Ltd. CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%		9.88	4/15/2030	1,000,000	[b,e]	806,636
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, 3 Month LIBOR +7.13%		11.37	10/20/2034	2,375,000	[b,e]	2,209,016
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, 3 Month LIBOR +7.04%		11.12	10/17/2034	1,150,000	[b,e]	933,567

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1% (continued)
Collateralized Loan Obligations Debt - 5.1% (continued)
Octagon Investment Partners 33 Ltd. CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		10.54	1/20/2031	1,525,000	[b,e]	1,294,612
Octagon Investment Partners 46 Ltd. CLO, Ser. 2020-2A, Cl. ER, 3 Month LIBOR +6.60%		10.68	7/15/2036	2,000,000	[b,e]	1,661,168
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		10.13	4/17/2031	2,000,000	[b,e]	1,523,092
					9,247,713
Commercial & Professional Services - 7.3%
Albion Financing 1 SARL, Sr. Scd. Notes	EUR	5.25	10/15/2026	540,000	[b]	507,189
Allied Universal Holdco LLC, Sr. Scd. Notes		4.63	6/1/2028	990,000	[b]	819,522
Allied Universal Holdco LLC, Sr. Scd. Notes		6.63	7/15/2026	1,260,000	[b]	1,155,496
APi Group DE Inc., Gtd. Notes		4.75	10/15/2029	265,000	[b]	231,074
APX Group Inc., Gtd. Notes		5.75	7/15/2029	1,516,000	[b]	1,257,502
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	960,000	[b]	865,009
HealthEquity Inc., Gtd. Notes		4.50	10/1/2029	891,000	[b]	779,759
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	1,180,000	[b]	922,925
Neptune Bidco US Inc., Sr. Scd. Notes		9.29	4/15/2029	454,000	[b]	428,783
Prime Security Services Borrower LLC, Scd. Notes		6.25	1/15/2028	1,429,000	[b]	1,303,562
Prime Security Services Borrower LLC, Sr. Scd. Notes		5.75	4/15/2026	1,248,000	[b]	1,203,946
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[b]	1,889,879
Verscend Escrow Corp., Sr. Unscd. Notes		9.75	8/15/2026	1,244,000	[b]	1,221,434
Villa Dutch Bidco BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	530,000	[b]	536,135
					13,122,215
Consumer Discretionary - 10.7%
Banijay Group SAS, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,490,000	[b]	1,509,177
Caesars Entertainment Inc., Sr. Scd. Notes		6.25	7/1/2025	580,000	[b]	564,749
Carnival Corp., Gtd. Notes		6.00	5/1/2029	550,000	[b]	367,541
Carnival Corp., Sr. Unscd. Notes		7.63	3/1/2026	1,127,000	[b]	895,249
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	1,114,000	[b]	1,145,621
CCM Merger Inc., Sr. Unscd. Notes		6.38	5/1/2026	1,760,000	[b]	1,660,754
CDI Escrow Issuer Inc., Sr. Unscd. Notes		5.75	4/1/2030	720,000	[b]	646,693
Churchill Downs Inc., Gtd. Notes		4.75	1/15/2028	440,000	[b]	394,425
Everi Holdings Inc., Gtd. Notes		5.00	7/15/2029	1,441,000	[b]	1,239,644

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1% (continued)
Consumer Discretionary - 10.7% (continued)
Golden Entertainment Inc., Sr. Unscd. Notes		7.63	4/15/2026	750,000	[b]	740,397
Hilton Domestic Operating Co., Gtd. Notes		3.63	2/15/2032	950,000	[b]	762,451
Hilton Domestic Operating Co., Gtd. Notes		4.00	5/1/2031	420,000	[b]	352,250
KB Home, Gtd. Notes		4.00	6/15/2031	564,000		454,091
Las Vegas Sands Corp., Sr. Unscd. Notes		3.20	8/8/2024	810,000		766,089
Maison Finco PLC, Sr. Scd. Bonds	GBP	6.00	10/31/2027	870,000	[b]	770,591
NCL Corp., Gtd. Notes		5.88	3/15/2026	334,000	[b]	262,925
NCL Corp., Sr. Scd. Notes		5.88	2/15/2027	716,000	[b]	621,098
Royal Caribbean Cruises Ltd., Gtd. Notes		9.25	1/15/2029	140,000	[b]	144,033
Royal Caribbean Cruises Ltd., Sr. Scd. Notes		8.25	1/15/2029	840,000	[b]	845,250
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	1,392,000	[b]	1,172,760
Scientific Games Holdings LP, Sr. Unscd. Notes		6.63	3/1/2030	1,857,000	[b]	1,571,022
Scientific Games International Inc., Gtd. Notes		7.25	11/15/2029	815,000	[b]	783,867
Station Casinos LLC, Gtd. Notes		4.50	2/15/2028	770,000	[b]	670,617
Taylor Morrison Communities Inc., Sr. Unscd. Notes		5.13	8/1/2030	269,000	[b]	233,495
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	723,000	[b]	649,138
					19,223,927
Consumer Durables & Apparel - .7%
Crocs Inc., Gtd. Notes		4.25	3/15/2029	900,000	[b]	763,537
Levi Strauss & Co., Sr. Unscd. Notes		3.50	3/1/2031	657,000	[b]	522,308
					1,285,845
Consumer Staples - 1.3%
Kronos Acquisition Holdings Inc., Sr. Scd. Notes		5.00	12/31/2026	1,350,000	[b]	1,169,438
Newell Brands Inc., Sr. Unscd. Notes		4.45	4/1/2026	1,078,000		1,016,549
Newell Brands Inc., Sr. Unscd. Notes		5.63	4/1/2036	181,000		155,730
					2,341,717
Diversified Financials - 7.3%
AG TTMT Escrow Issuer LLC, Sr. Scd. Notes		8.63	9/30/2027	480,000	[b]	483,000
Ally Financial Inc., Gtd. Notes		8.00	11/1/2031	898,000		929,491
Compass Group Diversified Holdings LLC, Gtd. Notes		5.25	4/15/2029	910,000	[b]	779,953
Encore Capital Group Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	950,000	[b]	890,021

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1% (continued)
Diversified Financials - 7.3% (continued)
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	910,000	[b]	861,200
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	935,000	[b]	806,527
Icahn Enterprises LP, Gtd. Notes		6.25	5/15/2026	760,000		732,025
Intrum AB, Sr. Unscd. Notes	EUR	9.25	3/15/2028	1,200,000	[b]	1,273,300
Navient Corp., Sr. Unscd. Notes		6.75	6/15/2026	1,525,000		1,448,043
NFP Corp., Sr. Scd. Notes		4.88	8/15/2028	364,000	[b]	310,345
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	350,000	[b]	289,268
OneMain Finance Corp., Gtd. Notes		6.13	3/15/2024	1,120,000		1,085,840
OneMain Finance Corp., Gtd. Notes		6.63	1/15/2028	1,010,000		931,806
PennyMac Financial Services Inc., Gtd. Notes		5.38	10/15/2025	740,000	[b]	668,201
PennyMac Financial Services Inc., Gtd. Notes		5.75	9/15/2031	846,000	[b]	672,134
Rocket Mortgage LLC, Gtd. Notes		3.63	3/1/2029	1,130,000	[b]	897,331
					13,058,485
Electronic Components - 1.1%
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	980,000	[b]	930,187
TTM Technologies Inc., Gtd. Notes		4.00	3/1/2029	1,160,000	[b]	996,428
					1,926,615
Energy - 15.1%
Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	767,000	[b]	761,709
Antero Midstream Partners LP, Gtd. Notes		5.75	3/1/2027	1,340,000	[b]	1,269,084
Antero Resources Corp., Gtd. Notes		5.38	3/1/2030	555,000	[b]	515,295
Antero Resources Corp., Gtd. Notes		7.63	2/1/2029	527,000	[b]	530,611
Archrock Partners LP, Gtd. Notes		6.25	4/1/2028	787,000	[b]	721,393
Blue Racer Midstream LLC, Sr. Unscd. Notes		6.63	7/15/2026	1,870,000	[b]	1,813,002
Blue Racer Midstream LLC, Sr. Unscd. Notes		7.63	12/15/2025	510,000	[b]	506,837
CQP Holdco LP, Sr. Scd. Notes		5.50	6/15/2031	2,400,000	[b]	2,100,912
Crestwood Midstream Partners LP, Gtd. Notes		5.63	5/1/2027	646,000	[b]	601,891
CrownRock LP, Sr. Unscd. Notes		5.00	5/1/2029	653,000	[b]	590,211
CVR Energy Inc., Gtd. Bonds		5.25	2/15/2025	1,981,000	[b]	1,825,462
EnLink Midstream LLC, Gtd. Notes		6.50	9/1/2030	686,000	[b]	679,860
EQM Midstream Partners LP, Sr. Unscd. Notes		4.00	8/1/2024	741,000		713,353
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	969,000		868,178
EQM Midstream Partners LP, Sr. Unscd. Notes		7.50	6/1/2027	242,000	[b]	237,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1% (continued)
Energy - 15.1% (continued)
Matador Resources Co., Gtd. Notes	5.88	9/15/2026	1,098,000		1,057,285
Occidental Petroleum Corp., Sr. Unscd. Notes	6.45	9/15/2036	800,000		817,804
Occidental Petroleum Corp., Sr. Unscd. Notes	7.50	5/1/2031	1,410,000		1,508,911
Occidental Petroleum Corp., Sr. Unscd. Notes	8.88	7/15/2030	1,980,000		2,238,755
PDC Energy Inc., Gtd. Notes	5.75	5/15/2026	670,000		640,654
Permian Resources Operating LLC, Gtd. Notes	5.38	1/15/2026	280,000	[b]	255,322
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	2,032,000	[b]	1,861,769
Southwestern Energy Co., Gtd. Notes	5.38	3/15/2030	370,000		338,159
Southwestern Energy Co., Gtd. Notes	5.38	2/1/2029	1,127,000		1,046,425
Southwestern Energy Co., Gtd. Notes	8.38	9/15/2028	475,000		490,535
Targa Resources Partners LP, Gtd. Notes	4.88	2/1/2031	1,120,000		1,012,816
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	1,400,000	[b]	1,146,243
Western Midstream Operating LP, Sr. Unscd. Notes	4.30	2/1/2030	1,110,000		971,444
				27,121,222
Environmental Control - 1.9%
Covanta Holding Corp., Gtd. Notes	4.88	12/1/2029	1,231,000	[b]	1,010,122
Covanta Holding Corp., Gtd. Notes	5.00	9/1/2030	470,000		380,565
GFL Environmental Inc., Gtd. Notes	4.00	8/1/2028	1,000,000	[b]	856,315
Harsco Corp., Gtd. Notes	5.75	7/31/2027	560,000	[b]	443,042
Waste Pro USA Inc., Sr. Unscd. Notes	5.50	2/15/2026	713,000	[b]	631,262
				3,321,306
Food Products - 2.6%
Chobani LLC, Gtd. Notes	7.50	4/15/2025	420,000	[b]	409,639
Chobani LLC, Sr. Scd. Notes	4.63	11/15/2028	340,000	[b]	296,553
Pilgrim's Pride Corp., Gtd. Notes	3.50	3/1/2032	652,000	[b]	511,132
Post Holdings Inc., Gtd. Notes	4.63	4/15/2030	1,350,000	[b]	1,167,514
Post Holdings Inc., Gtd. Notes	5.50	12/15/2029	760,000	[b]	689,320
United Natural Foods Inc., Gtd. Notes	6.75	10/15/2028	1,700,000	[b]	1,636,131
				4,710,289
Forest Products & Paper - .7%
Ahlstrom-Munksjo Holding 3 Oy, Sr. Scd. Bonds	4.88	2/4/2028	1,460,000	[b]	1,188,354
Health Care - 7.5%
Acadia Healthcare Co., Gtd. Notes	5.50	7/1/2028	330,000	[b]	313,533
Catalent Pharma Solutions Inc., Gtd. Notes	3.13	2/15/2029	910,000	[b]	725,725

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1% (continued)
Health Care - 7.5% (continued)
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	1,430,000	[b]	1,198,025
Cidron Aida Finco SARL, Sr. Scd. Bonds	GBP	6.25	4/1/2028	1,315,000	[b]	1,299,676
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	1,090,000	[b]	973,452
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	677,000	[b]	538,929
Nidda Healthcare Holding GmbH, Sr. Scd. Notes	EUR	3.50	9/30/2024	1,430,000	[b]	1,495,536
Option Care Health Inc., Gtd. Notes		4.38	10/31/2029	1,390,000	[b]	1,217,619
Organon & Co., Sr. Scd. Notes		4.13	4/30/2028	400,000	[b]	354,860
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	1,494,000	[b]	1,296,247
Prime Healthcare Services Inc., Sr. Scd. Notes		7.25	11/1/2025	478,000	[b]	404,667
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	2,030,000	[b]	1,821,783
Tenet Healthcare Corp., Scd. Notes		6.25	2/1/2027	975,000	[b]	938,477
Tenet Healthcare Corp., Sr. Scd. Notes		5.13	11/1/2027	960,000	[b]	894,979
					13,473,508
Industrial - 1.7%
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	1,723,000	[b,c]	1,529,162
Titan Acquisition Ltd., Sr. Unscd. Notes		7.75	4/15/2026	425,000	[b]	383,421
TK Elevator US Newco Inc., Sr. Scd. Notes		5.25	7/15/2027	1,310,000	[b]	1,165,376
					3,077,959
Information Technology - 2.0%
Athenahealth Group Inc., Sr. Unscd. Notes		6.50	2/15/2030	3,165,000	[b]	2,338,325
Boxer Parent Co., Sr. Scd. Notes	EUR	6.50	10/2/2025	570,000	[b]	583,343
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	917,000	[b]	741,830
					3,663,498
Insurance - 2.4%
Acrisure LLC, Sr. Scd. Notes		4.25	2/15/2029	1,210,000	[b]	1,000,324
Acrisure LLC, Sr. Unscd. Notes		7.00	11/15/2025	400,000	[b]	368,157
AmWINS Group Inc., Sr. Unscd. Notes		4.88	6/30/2029	579,000	[b]	491,830
AssuredPartners Inc., Sr. Unscd. Notes		5.63	1/15/2029	659,000	[b]	543,240
AssuredPartners Inc., Sr. Unscd. Notes		7.00	8/15/2025	1,505,000	[b]	1,457,838
GTCR AP Finance Inc., Sr. Unscd. Notes		8.00	5/15/2027	445,000	[b]	426,960
					4,288,349

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1% (continued)
Internet Software & Services - 4.2%
Arches Buyer Inc., Sr. Scd. Notes		4.25	6/1/2028	230,000	[b]	180,192
Cogent Communications Group Inc., Gtd. Notes		7.00	6/15/2027	1,530,000	[b]	1,501,202
Gen Digital Inc., Gtd. Notes		6.75	9/30/2027	1,110,000	[b]	1,089,243
Go Daddy Operating Co., Gtd. Notes		5.25	12/1/2027	800,000	[b]	758,544
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	1,210,000	[b]	929,478
Northwest Fiber LLC, Sr. Scd. Notes		4.75	4/30/2027	631,000	[b]	555,982
Northwest Fiber LLC, Sr. Unscd. Notes		6.00	2/15/2028	1,444,000	[b]	1,119,870
TripAdvisor Inc., Gtd. Notes		7.00	7/15/2025	518,000	[b]	512,618
Uber Technologies Inc., Gtd. Notes		4.50	8/15/2029	990,000	[b]	864,399
					7,511,528
Materials - 5.7%
ARD Finance SA, Sr. Scd. Notes	EUR	5.00	6/30/2027	1,600,000	[b,c]	1,158,929
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	696,419	[b,c]	485,482
Graham Packaging Co., Gtd. Notes		7.13	8/15/2028	753,000	[b]	629,487
Kleopatra Finco SARL, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,250,000	[b]	1,048,910
LABL Inc., Sr. Scd. Notes		6.75	7/15/2026	1,016,000	[b]	959,281
LABL Inc., Sr. Unscd. Notes		8.25	11/1/2029	419,000	[b]	334,508
LABL Inc., Sr. Unscd. Notes		10.50	7/15/2027	218,000	[b]	203,193
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds	EUR	4.75	4/15/2024	780,000	[b]	806,352
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		5.50	4/15/2024	387,000	[b]	377,096
Mauser Packaging Solutions Holding Co., Sr. Unscd. Notes		7.25	4/15/2025	2,431,000	[b]	2,252,994
Pactiv Evergreen Group Issuer Inc., Sr. Scd. Notes		4.00	10/15/2027	1,130,000	[b]	1,004,175
Sealed Air Corp., Gtd. Notes		5.00	4/15/2029	1,100,000	[b]	1,035,590
					10,295,997
Media - 10.5%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	2,665,000	[b]	2,101,187
CCO Holdings LLC, Sr. Unscd. Notes		4.75	3/1/2030	1,119,000	[b]	967,599
CCO Holdings LLC, Sr. Unscd. Notes		5.00	2/1/2028	1,820,000	[b]	1,656,555
CCO Holdings LLC, Sr. Unscd. Notes		5.38	6/1/2029	365,000	[b]	330,882
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	1,045,000	[b]	844,182
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	518,000	[b]	293,289
CSC Holdings LLC, Sr. Unscd. Notes		7.50	4/1/2028	585,000	[b]	399,087
DISH DBS Corp., Gtd. Notes		5.88	11/15/2024	1,600,000		1,490,070
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	588,000	[b]	606,316
Gray Television Inc., Gtd. Notes		4.75	10/15/2030	1,059,000	[b]	767,775
iHeartCommunications Inc., Sr. Scd. Notes		6.38	5/1/2026	1,060,000		976,875
Nexstar Media Inc., Gtd. Notes		5.63	7/15/2027	1,240,000	[b]	1,140,041

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1% (continued)
Media - 10.5% (continued)
Radiate Holdco LLC, Sr. Scd. Notes		4.50	9/15/2026	730,000	[b]	537,484
Radiate Holdco LLC, Sr. Unscd. Notes		6.50	9/15/2028	656,000	[b]	275,940
Sirius XM Radio Inc., Gtd. Notes		4.13	7/1/2030	1,200,000	[b]	992,958
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	1,366,534	[b,c]	1,066,690
UPC Broadband Finco BV, Sr. Scd. Notes		4.88	7/15/2031	730,000	[b]	608,681
Virgin Media Finance PLC, Gtd. Notes		5.00	7/15/2030	1,180,000	[b]	948,360
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	840,000	[b]	679,673
Ziggo Bond Co. BV, Sr. Unscd. Notes		6.00	1/15/2027	890,000	[b]	829,480
Ziggo BV, Sr. Scd. Notes		4.88	1/15/2030	1,520,000	[b]	1,274,414
					18,787,538
Metals & Mining - .9%
Arconic Corp., Scd. Notes		6.13	2/15/2028	825,000	[b]	775,488
FMG Resources Ltd., Sr. Unscd. Notes		6.13	4/15/2032	690,000	[b]	644,491
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	310,000	[b]	272,983
					1,692,962
Real Estate - 4.5%
Blackstone Mortgage Trust Inc., Sr. Scd. Notes		3.75	1/15/2027	655,000	[b]	564,056
Iron Mountain Inc., Gtd. Notes		5.25	7/15/2030	1,110,000	[b]	967,093
Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	2,004,000	[b]	1,886,347
Park Intermediate Holdings LLC, Sr. Scd. Notes		4.88	5/15/2029	870,000	[b]	737,586
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	1,127,000	[b]	1,013,037
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	1,530,000	[b]	1,242,529
SBA Communications Corp., Sr. Unscd. Notes		3.13	2/1/2029	1,100,000		916,570
Starwood Property Trust Inc., Sr. Unscd. Notes		3.75	12/31/2024	720,000	[b]	676,923
					8,004,141
Retailing - 6.3%
B&M European Value Retail SA, Sr. Scd. Notes	GBP	3.63	7/15/2025	1,260,000		1,424,264
Bath & Body Works Inc., Gtd. Notes		6.63	10/1/2030	770,000	[b]	723,887
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	2,008,000		1,401,122
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	770,000	[b]	682,892
New Red Finance Inc., Sr. Scd. Notes		3.88	1/15/2028	1,422,000	[b]	1,275,179
PetSmart Inc., Gtd. Notes		7.75	2/15/2029	790,000	[b]	743,443
SRS Distribution Inc., Gtd. Notes		6.00	12/1/2029	460,000	[b]	366,690
SRS Distribution Inc., Sr. Scd. Notes		4.63	7/1/2028	283,000	[b]	251,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 128.1% (continued)
Retailing - 6.3% (continued)
Staples Inc., Sr. Scd. Notes		7.50	4/15/2026	1,510,000	[b]	1,302,737
Staples Inc., Sr. Unscd. Notes		10.75	4/15/2027	980,000	[b]	707,246
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	1,363,000	[b]	1,186,745
Yum! Brands Inc., Sr. Unscd. Notes		5.38	4/1/2032	1,410,000		1,307,916
					11,373,351
Technology Hardware & Equipment - .9%
Banff Merger Sub Inc., Sr. Unscd. Notes	EUR	8.38	9/1/2026	302,000	[b]	292,511
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	1,310,000		1,236,535
					1,529,046
Telecommunication Services - 6.7%
Altice France Holding SA, Gtd. Notes		6.00	2/15/2028	1,068,000	[b]	632,728
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	660,000	[b]	504,669
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	957,000	[b]	731,449
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	1,160,000	[b]	910,913
Altice France SA, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b]	1,191,387
CommScope Inc., Gtd. Notes		8.25	3/1/2027	1,271,000	[b]	987,033
Connect Finco SARL, Sr. Scd. Notes		6.75	10/1/2026	2,066,000	[b]	1,918,941
Frontier Communications Holdings LLC, Scd. Notes		5.88	11/1/2029	439,621		340,696
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	570,000	[b]	530,539
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	801,000	[b]	815,974
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	1,470,000	[b]	1,414,238
Telecom Italia SPA, Sr. Unscd. Notes		5.30	5/30/2024	1,135,000	[b]	1,077,683
ViaSat Inc., Sr. Unscd. Notes		5.63	9/15/2025	1,020,000	[b]	947,955
					12,004,205
Transportation - .3%
First Student Bidco Inc., Sr. Scd. Notes		4.00	7/31/2029	637,000	[b]	527,801
Utilities - 2.9%
Calpine Corp., Sr. Scd. Notes		4.50	2/15/2028	690,000	[b]	616,986
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	1,695,000	[b]	1,457,122
NRG Energy Inc., Gtd. Notes		3.63	2/15/2031	384,000	[b]	292,617
Pike Corp., Gtd. Notes		5.50	9/1/2028	705,000	[b]	617,488
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	302,000	[b]	300,747
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	2,186,000	[b,d]	1,992,273
					5,277,233
Total Bonds and Notes (cost $249,580,173)				230,230,452

Floating Rate Loan Interests - 6.6%
Commercial & Professional Services - .5%
Neptune Bidco US Inc., Dollor Term Loan B, 3 Month Term SOFR +5.00%	8.82	4/11/2029	960,000	[e]	860,405
Diversified Financials - .6%
Russell Investments US, New 2025 Term Loan, 1 Month LIBOR +3.50%	7.88	5/30/2025	1,048,000	[e]	1,010,272
Energy - .5%
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%	9.13	6/21/2026	898,454	[e]	866,024
Industrial - .4%
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	8.73	3/8/2025	836,459	[e]	755,599
Information Technology - .6%
ECL Entertainment LLC, Term Loan B, 1 Month LIBOR +7.50%	11.88	4/30/2028	1,182,000	[e]	1,181,019
Insurance - 1.1%
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%	9.63	1/15/2029	1,657,513	[e]	1,298,189
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	9.63	2/3/2028	770,000	[e]	605,089
				1,903,278
Media - 1.1%
Altice Financing SA, Term Loan B, 1 Month Term SOFR +5.00%	9.32	10/31/2027	750,000	[e]	720,000
DIRECTV Financing LLC, Closing Date Term Loan, 1 Month LIBOR +5.00%	9.38	8/2/2027	1,380,289	[e]	1,346,789
				2,066,789
Technology Hardware & Equipment - .6%
Mcafee Corp., Tranche Term Loan B-1, 1 Month Term SOFR +3.75%	7.97	3/1/2029	1,134,300	[e]	1,058,948
Telecommunication Services - 1.2%
CCI Buyer Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.00%	8.58	12/17/2027	2,322,413	[e]	2,224,872
Total Floating Rate Loan Interests (cost $12,524,484)			11,927,206
Description			Shares		Value ($)
Common Stocks - .0%
Information Technology - .0%
Skillsoft Corp.			14,781	[f]	19,215
Media - .0%
Altice USA Inc., Cl. A			8,400	[f]	38,640
Total Common Stocks (cost $319,765)			57,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,003,467)	4.37	6,003,467	[g] 6,003,467
Total Investments (cost $268,427,889)		138.1%	248,218,980
Liabilities, Less Cash and Receivables		(38.1%)	(68,543,759)
Net Assets		100.0%	179,675,221

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $194,493,138 or 108.25% of net assets.

c Payment-in-kind security and interest may be paid in additional par.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Strategies Fund

December 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	6,217,668	British Pound	5,130,000	1/31/2023	10,254
Euro	1,755,000	United States Dollar	1,861,759	1/31/2023	21,107
United States Dollar	21,833,313	Euro	20,905,000	1/31/2023	(594,786)
Goldman Sachs & Co. LLC
United States Dollar	365,816	British Pound	300,000	1/31/2023	2,809
Gross Unrealized Appreciation					34,170
Gross Unrealized Depreciation					(594,786)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2022 (Unaudited)

The following is a summary of the inputs used as of December 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	9,247,713	-	9,247,713
Corporate Bonds	-	220,982,739	-	220,982,739
Equity Securities - Common Stocks	57,855	-	-	57,855
Floating Rate Loan Interests	-	11,927,206	-	11,927,206
Investment Companies	6,003,467	-	-	6,003,467
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	34,170	-	34,170
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(594,786)	-	(594,786)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2022, accumulated net unrealized depreciation on investments was $20,208,909, consisting of $2,085,552 gross unrealized appreciation and $22,294,461 gross unrealized depreciation.

At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.